EATON VANCE MANAGEMENT Two International Place Boston, MA 02110

August 14, 2009

Office of Filings, Information & Consumer Services Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

RE:	Eaton Vance Growth Trust (File Nos. 811-01241 and 002-22019),
(the “Registrant”) on behalf of its series Eaton Vance-Atlanta Capital
Large-Cap Growth Fund (the “Large-Cap Growth Fund” or “Fund”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant for its series Large-Cap Growth Fund, transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Meeting, Proxy Statement and form of Proxy Card (“proxy materials”) regarding a Special Meeting of Shareholders to be held on Friday, November 6, 2009.

       The shareholders are being asked to consider the following proposal:

1.	To approve a change in the diversification status of the Fund from a diversified fund to a non- diversified fund, as such terms are defined under the Investment Company Act of 1940, as amended.

     We would appreciate receiving the Staff's comments, if any, as soon as possible so that the definitive proxy materials can be printed.

     If you have any questions or comments concerning the foregoing or the enclosed, kindly call me at (617) 672-8879.

Very truly yours, /s/ Katy D. Burke Katy D. Burke, Esq. Vice President